Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables	(a)This balance is made up as follows:
	2025	2024
	S/(000)	S/(000)

Trade payables (b)	94,657	96,549
Taxes and contributions	54,393	18,747
Remuneration payable	28,757	36,405
Interest payable (d)	26,954	28,280
Accounts payable related to the acquisition of property, plant and equipment, note 9(e)	26,754	17,122
Advances from customers	12,118	10,380
Dividends payable, note 15(g)	11,823	11,097
Board of Directors’ fees	4,790	5,243
Guarantee deposits	3,741	3,242
Accounts payable to the principal and affiliates, note 23	-	23
Other accounts payable	19,920	14,963
	283,907	242,051

(b)	Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled within 60 to 120 days term.

(c)	Other payables are non-interest bearing and have an average term of 3 months.

(d)	Interest payable is normally settled semiannually throughout the financial year.